UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2006

Check here if Amendment |_|; Amendment Number: _____

  This Amendment (Check only one.):            |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALLSTATE LIFE INSURANCE COMPANY
Address:   3075 SANDERS ROAD, SUITE G4A
           NORTHBROOK, IL.  60062-7127

Form 13F File Number: 28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JAMES ZILS
Title:     VICE PRESIDENT INVESTMENT OPERATIONS
Phone:     847-402-3073

Signature, Place, and Date of Signing:

           /s/  JAMES ZILS                NORTHBROOK, IL.           2/13/2007
           ----------------------------   --------------------   ---------------
                    [Signature]              [City, State]           [Date]

Report Type (Check only one.):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         ONE

Form 13F Information Table Entry Total:    69

Form 13F Information Table Value Total:    371,520 (THOUSAND)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number            Name

1       028-10298                       ALLSTATE INVESTMENTS LLC

                                  TITLE OF                VALUE      SHARES/    SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
         NAME OF ISSUER            CLASS        CUSIP    (x$1000)    PRN AMT    PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
--------------------------------  --------    ---------  --------  -----------  ---  ----  -------  --------  ------ -------- ------
DUKE ENERGY CORP                  COMMON      26441C105    3,819       115,000   SH        DEFINED     1        X
PPL CORPORATION                   COMMON      69351T106    3,692       103,000   SH        DEFINED     1        X
SVB FINANCIAL GROUP               COMMON      78486Q101    1,445        31,000   SH        DEFINED     1        X
TRAVELERS PPTY CASUALTY           REDEEMABLE
                                  P/S         89420G307    9,959       381,000   SH        DEFINED     1        X

3M COMPANY 0% 11/21/2032          DEBT        88579YAB7   11,498    12,600,000  PRN        DEFINED     1        X
AFFILIATED MANAGERS GRP
  2.793750% 02/25/2033            DEBT        008252AE8      912       350,000  PRN        DEFINED     1        X
ALLERGAN INC 1.500000%
  04/01/2026                      DEBT        018490AL6    2,180     2,000,000  PRN        DEFINED     1        X
ALZA CORP 0% 07/28/2020           DEBT        02261WAB5    4,538     5,000,000  PRN        DEFINED     1        X
AMDOCS LIMITED .500000%
  03/15/2024                      DEBT        02342TAD1    6,102     5,750,000  PRN        DEFINED     1        X
AMERICAN FINANCIAL GROUP
  1.486100% 06/02/2033            DEBT        025932AD6    2,505     4,000,000  PRN        DEFINED     1        X
AMERICAN INTL GROUP .500000%
  05/15/2007                      DEBT        026874AN7    2,597     2,650,000  PRN        DEFINED     1        X
AMGEN INC 0% 03/01/2032           DEBT        031162AL4    3,519     4,700,000  PRN        DEFINED     1        X
AON CORP 3.500000% 11/15/2012     DEBT        037389AT0      619       375,000  PRN        DEFINED     1        X
BAUSCH & LOMB INC 4.421880%
  08/01/2023                      DEBT        071707AM5    1,161     1,000,000  PRN        DEFINED     1        X
BEST BUY 2.250000% 01/15/2022     DEBT        086516AF8    5,890     5,300,000  PRN        DEFINED     1        X
BLACKROCK INC 2.625000%
  02/15/2035                      DEBT        09247XAB7    4,628     3,000,000  PRN        DEFINED     1        X
BRISTOL-MYERS SQUIBB 2.510000%
  09/15/2023                      DEBT        110122AN8   12,000    12,000,000  PRN        DEFINED     1        X
CAMERON INTL CORP 2.500000%
  06/15/2026                      DEBT        13342BAB1    2,684     2,500,000  PRN        DEFINED     1        X
CARNIVAL CORP 1.132000%
  04/29/2033                      DEBT        143658AV4    8,730    12,000,000  PRN        DEFINED     1        X
CARNIVAL CORP 2.000000%
  04/15/2021                      DEBT        143658AN2    5,504     4,300,000  PRN        DEFINED     1        X
CENTERPOINT ENERGY INC
  3.750000% 05/15/2023            DEBT        15189TAM9    1,816     1,250,000  PRN        DEFINED     1        X
CENTURYTEL INC 4.750000%
  08/01/2032                      DEBT        156700AH9    1,643     1,500,000  PRN        DEFINED     1        X
COOPER CAMERON CORP 1.500000%
  05/15/2024                      DEBT        216640AE2    4,417     2,750,000  PRN        DEFINED     1        X
COSTCO WHOLESALE CORP 0%
  08/19/2017                      DEBT        22160QAC6      384       320,000  PRN        DEFINED     1        X
CSX CORP 0% 10/30/2021            DEBT        126408GA5    9,006     7,300,000  PRN        DEFINED     1        X
DANAHER CORP 0% 01/22/2021        DEBT        235851AF9    9,031     8,500,000  PRN        DEFINED     1        X
DEVON ENERGY CORPORATION
  4.900000% 08/15/2008            DEBT        25179MAA1    9,003     6,500,000  PRN        DEFINED     1        X
DEVON ENERGY CORPORATION
  4.950000% 08/15/2008            DEBT        25179MAB9    1,524     1,100,000  PRN        DEFINED     1        X
DIAMOND OFFSHORE DRILL
  1.500000% 04/15/2031            DEBT        25271CAE2    8,156     5,000,000  PRN        DEFINED     1        X
DOMINION RESOURCES INC
  2.125000% 12/15/2023            DEBT        25746UAT6    5,744     5,000,000  PRN        DEFINED     1        X
ELECTRONCIS FOR IMAGING
  1.500000% 06/01/2023            DEBT        286082AA0    1,105     1,000,000  PRN        DEFINED     1        X
FISHER SCIENTIFIC INTL
  3.250000% 03/01/2024            DEBT        338032AX3    6,469     5,000,000  PRN        DEFINED     1        X
FLUOR CORP 1.500000%
  02/15/2024                      DEBT        343412AA0    4,855     3,250,000  PRN        DEFINED     1        X
FOUR SEASONS HTL 1.875000%
  07/30/2024                      DEBT        35100EAE4    2,460     2,000,000  PRN        DEFINED     1        X
GATX CORP 7.500000% 02/01/2007    DEBT        361448AC7    2,420     1,900,000  PRN        DEFINED     1        X
GENZYME CORP 1.250000%
  12/01/2023                      DEBT        372917AN4    7,072     6,800,000  PRN        DEFINED     1        X
HARRIS CORP 3.500000%
  08/15/2022                      DEBT        413875AH8      612       300,000  PRN        DEFINED     1        X
HASBRO INC 2.750000% 12/01/2021   DEBT        418056AN7    1,275     1,000,000  PRN        DEFINED     1        X
HCC INSURANCE HOLDINGS
  1.300000% 04/01/2023            DEBT        404132AB8    8,272     5,825,000  PRN        DEFINED     1        X
HEALTH MANAGEMENT ASSOC
  1.500000% 08/01/2023            DEBT        421933AF9    3,049     3,000,000  PRN        DEFINED     1        X
HEWLETT-PACKARD CO 0%
  10/14/2017                      DEBT        428236AC7    3,939     5,500,000  PRN        DEFINED     1        X
INTEL CORP 2.950000% 12/15/2035   DEBT        458140AD2    3,484     3,850,000  PRN        DEFINED     1        X
INTL GAME TECHNOLOGY 0%
  01/29/2033                      DEBT        459902AM4    9,750    10,000,000  PRN        DEFINED     1        X
IVAX CORP 4.500000% 05/15/2008    DEBT        465823AG7    2,959     3,000,000  PRN        DEFINED     1        X
LABORATORY CORP AMERICA
  HOLDINGS                        DEBT        50540RAG7    9,047     9,150,000  PRN        DEFINED     1        X
LEHMAN BROTHERS HOLDINGS
  .250000% 05/08/2010             DEBT        524908FN5    1,386     1,500,000  PRN        DEFINED     1        X
LIBERTY MEDIA CORP 3.250000%
  03/15/2031                      DEBT        530715AR2    1,668     2,000,000  PRN        DEFINED     1        X
LOCKHEED MARTIN CORP 3.018130%
  08/15/2033                      DEBT        539830AP4   10,616     8,000,000  PRN        DEFINED     1        X
LOWE'S COMPANIES INC .861000%
  10/19/2021                      DEBT        548661CG0   11,096    10,250,000  PRN        DEFINED     1        X
MANOR CARE INC 2.125000%
  08/01/2035                      DEBT        564055AM3   11,865    10,500,000  PRN        DEFINED     1        X
MASCO CORP 0% 07/20/2031          DEBT        574599BB1   10,313    22,000,000  PRN        DEFINED     1        X
MEDIMMUNE INC 1.375000%
  07/15/2011                      DEBT        584699AG7    1,130     1,000,000  PRN        DEFINED     1        X
MEDTRONIC INC 1.625000%
  04/15/2013                      DEBT        585055AM8    2,666     2,500,000  PRN        DEFINED     1        X
MERRILL LYNCH & CO 0%
  03/13/2032                      DEBT        590188W46   10,614     8,000,000  PRN        DEFINED     1        X
NABORS INDUSTRIES INC 0%
  06/15/2023                      DEBT        629568AL0    1,050     1,000,000  PRN        DEFINED     1        X
NEXTEL COMMUNIC                   DEBT        65332VAY9    9,592     9,750,000  PRN        DEFINED     1        X
OMNICOM GROUP 0% 07/01/2038       DEBT        681919AT3    8,100     7,500,000  PRN        DEFINED     1        X
RPM INTERNATIONAL INC.
  1.389000% 05/13/2033            DEBT        749685AK9    3,459     5,850,000  PRN        DEFINED     1        X
SCHLUMBERGER LIMITED 2.125000%
  06/01/2023                      DEBT        806857AD0      985       600,000  PRN        DEFINED     1        X
SLM CORP 3.110630% 07/25/2035     DEBT        78442PAC0    9,979    10,000,000  PRN        DEFINED     1        X
TEVA PHARMACEUT FIN BV .375000%
  11/15/2022                      DEBT        88164MAB4    1,444     1,000,000  PRN        DEFINED     1        X
TEVA PHARMACEUT FIN BV
  1.750000% 02/01/2026            DEBT        88165FAA0    2,764     3,000,000  PRN        DEFINED     1        X
TEVA PHARMACEUT FIN LLC
  .250000% 02/01/2024             DEBT        88164RAB3    2,768     2,700,000  PRN        DEFINED     1        X
TJX COMPANIES INC 0% 02/13/2021   DEBT        872540AL3    7,069     7,500,000  PRN        DEFINED     1        X
TRANSOCEAN INC 1.500000%
  05/15/2021                      DEBT        893830AD1    6,136     5,250,000  PRN        DEFINED     1        X
TYCO INTL GROUP SA 3.125000%
  01/15/2023                      DEBT        902118BG2   11,047     7,800,000  PRN        DEFINED     1        X
WALT DISNEY COMPANY 2.125000%
  04/15/2023                      DEBT        254687AU0   10,935     9,000,000  PRN        DEFINED     1        X
WELLS FARGO COMPANY 4.898750%
  05/01/2033                      DEBT        949746FA4    9,531     9,500,000  PRN        DEFINED     1        X
WYETH 2.390000% 01/15/2024        DEBT        983024AD2   13,841    12,750,000  PRN        DEFINED     1        X

----------------------------------------------------------------  ------------
"STOCK"                                               4   18,915       630,000
----------------------------------------------------------------  ------------
DEBT                                                 65  352,605   337,270,000
----------------------------------------------------------------  ------------
REPORT TOTALS                                        69  371,520   337,900,000
----------------------------------------------------------------  ------------